Payments, by Project - 12 months ended Jun. 30, 2023 - ZAR (R) R in Millions	Taxes	Fees	Total Payments
Total	R 325.8	R 4.0	R 329.8
Ergo Mining Proprietary Limited [Member]
Total	80.8	3.0	83.8
Ergo Mining Proprietary Limited [Member] | Ergo [Member]
Total	80.8	3.0	83.8
Far West Gold Recoveries Proprietary Limited [Member]
Total	200.1	1.0	201.1
Far West Gold Recoveries Proprietary Limited [Member] | FWGR [Member]
Total	200.1	R 1.0	201.1
Ergo Mining Operations Proprietary Limited [Member]
Total	5.7		5.7
Ergo Mining Operations Proprietary Limited [Member] | EMO [Member]
Total	R 5.7		R 5.7